Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Jun. 26, 2024	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Receivables		$ 6,912	$ 9,179
Atapu And Sepiafields [Member]
IfrsStatementLineItems [Line Items]
Receivables		348	611
Roncador Field [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables		361	360
Carmopolis Group Fields [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables		208	265
First Installment Petroleum And Alcohol Accounts [Member]
IfrsStatementLineItems [Line Items]
Net of withholding income taxes received	$ 250
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Measured at fair value through profit and loss		$ 535	$ 503